STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020		$ 78	[1]	$ 33,023	$ (16,481)	$ 16,620
Balance (in shares) at Dec. 31, 2020	[1]	894,142
Share-based compensation to employees and directors		$ 0	[1]	812	0	812
Share-based compensation to service providers		0	[1]	412	0	412
Shares and warrants issuance - Private Investment in Public Equity ("PIPE"), net		$ 12	[1]	5,542	0	5,554
Shares and warrants issuance - Private Investment in Public Equity ("PIPE"), net (in shares)	[1]	130,435
Exercise of warrants		$ 4	[1]	1,926	0	1,930
Exercise of warrants (in shares)	[1]	41,967
Net loss and comprehensive loss		$ 0	[1]	0	(7,246)	(7,246)
Balance at Dec. 31, 2021		$ 94	[1]	41,715	(23,727)	18,082
Balance (in shares) at Dec. 31, 2021	[1]	1,066,544
Share-based compensation to employees and directors		$ 0	[1]	1,389	0	1,389
Share-based compensation to service providers		0	[1]	342	0	342
Share issuance to service providers		$ 0	[1]	0	0	0
Share issuance to service providers (in shares)	[1]	15,211
Net loss and comprehensive loss		$ 0	[1]	0	(8,792)	(8,792)
Balance at Dec. 31, 2022		$ 94	[1]	43,446	(32,519)	11,021
Balance (in shares) at Dec. 31, 2022	[1]	1,081,755
Share-based compensation to employees and directors		$ 0	[1]	804	0	804
Exercise of warrants (in shares)		467,895
Share issuance to service providers			[1],[2]	0	0		[2]
Share issuance to service providers (in shares)	[1]	8,697
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs.	[3]	$ 39	[1]	1,411	0	1,450
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs.( in shares)	[1],[3]	467,895
Issuance and exercise of common stock warrants upon private placement, net of underwriting commissions and other offering costs.		$ 14	[1]	3,294		3,308	[2]
Issuance and exercise of common stock warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	[1]	170,000
Net loss and comprehensive loss		$ 0	[1]	0	(9,344)	(9,344)
Balance at Dec. 31, 2023		$ 147	[1]	$ 48,955	$ (41,863)	$ 7,239
Balance (in shares) at Dec. 31, 2023	[1]	1,728,347

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c).
[2]	Represents amount less than $1
[3]	In addition to the issuance of 467,895 shares, an additional amount of 467,895 warrants exercisable into common shares were issued. These warrants were classified as long-term liability and were fully exercised. The investor paid for a full exercise of these warrants and decided that the Company will issue 170,000 shares. The investor has a right to issue an additional 297,895 shares (Note 7c).